Share-based compensation - Changes in other equity instruments (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	155,761	133,418
Number of outstanding units granted (in units)	18,417	19,909
Number of outstanding units performance factor impact on redemption (in units)	0	0
Number of outstanding units granted in lieu of dividends (in units)	2,484	2,434
Number of outstanding units redeemed (in units)	(18,962)	0
Number of outstanding units cancelled (in units)	0	0
Number of outstanding units, end of period (in units)	157,700	155,761
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	340,929	332,385
Number of outstanding units granted (in units)	104,980	104,810
Number of outstanding units performance factor impact on redemption (in units)	0	0
Number of outstanding units granted in lieu of dividends (in units)	5,267	5,561
Number of outstanding units redeemed (in units)	(131,398)	(82,039)
Number of outstanding units cancelled (in units)	(8,924)	(19,788)
Number of outstanding units, end of period (in units)	310,854	340,929
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	744,887	689,688
Number of outstanding units granted (in units)	179,340	199,430
Number of outstanding units performance factor impact on redemption (in units)	143,065	(14,796)
Number of outstanding units granted in lieu of dividends (in units)	10,411	11,764
Number of outstanding units redeemed (in units)	(435,035)	(119,714)
Number of outstanding units cancelled (in units)	(11,546)	(21,485)
Number of outstanding units, end of period (in units)	631,122	744,887